BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 200,059	$ 687,471
Prepaid expenses	62,174	150,250
Cash and marketable securities held in Trust Account	16,978,160	118,377,460
Total Current Assets	17,240,393	119,215,181
Total Assets	17,240,393	119,215,181
Current liabilities
Accrued expenses	1,099,863	224,719
Promissory note - related party	416,841
Excise taxes payable	1,029,003
Income taxes payable	142,500	421,211
Total Current Liabilities	2,688,207	645,930
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 1,582,797 and 11,500,000 shares at $10.71 per share and $10.24 per share redemption value as of December 31, 2023 and 2022, respectively	16,949,887	117,809,374
Stockholders' (Deficit) Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 1,582,797 and 11,500,000 shares subject to possible redemption) as of December 31, 2023 and 2022, respectively	334	334
Additional paid-in capital		205,072
Accumulated (deficit) earnings	(2,398,035)	554,471
Total Stockholders' (Deficit) Equity	(2,397,701)	759,877
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 17,240,393	$ 119,215,181